Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flows Information [Abstract]
Disclosure of detailed information about cash flow information [Table Text Block]
	December 31,	December 31,
	2019	2018
	$	$
Capitalized office lease under IFRS 16	624	-
Change in asset retirement provisions included in mineral properties, plant and equipment	-	(2)
Change in accounts payable related to mineral properties, plant and equipment	-	3,028
Share-based compensation included in mineral properties, plant and equipment	-	46

Disclosure of changes in noncash working capital [Table Text Block]
	Year ended December 31,
	2019	2018
	$	$
Receivables	(1,864)	(6,879)
VAT receivable	-	(4,132)
Prepaid expenses	(176)	28
Inventories	-	(17,691)
Accounts payable and accrued liabilities	(1,720)	(1,195)
Change in non-cash working capital	(3,760)	(29,869)